SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Principles of consolidation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Oct. 02, 2018
Sociedad Contractual Minera Puren
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in joint venture	65.00%	65.00%
Bald Mountain Exploration LLC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in joint venture		50.00%
Percentage of equity interest acquired			50.00%
Fairbanks Gold Mining, Inc.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%
Kinross Brasil Mineracao S.A. ("KBM")
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%
Compania Minera Maricunga
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%
Compania Minera Mantos de Oro ("MDO")
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%
Echo Bay Minerals Company
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%
Chukotka Mining and Geological
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%
Northern Gold LLC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%
Tasiast Mauritanie Ltd. S.A.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%
Chirano Gold Mines Ltd.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	90.00%	90.00%
Ownership interest non controlling interest	10.00%	10.00%
KG Mining (Bald Mountain) Inc. / Bald Mountain Exploration LLC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%
Round Mountain Gold Corporation/KG Mining (Round Mountain) Inc.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%